INCOME TAXES	12 Months Ended
Feb. 28, 2014
INCOME TAXES [Abstract]
INCOME TAXES

18. INCOME TAXES

The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	February 28,	February 28,
	2014	2013

Canada	(22,021)	(46,656)
Luxembourg	(12,989)	(15,367)
United States	149	(38,815)
Other	919	45,750
	(33,941)	(55,088)

Income tax expense (recovery) consists of the following:

	2014	2013

Current
Canada	22	59
Foreign	338	133
Total	360	192

Deferred
Canada	-	-
Foreign	38	(273)
Total	38	(273)

Income tax expense (recovery)	398	(81)

The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2014	2013

Income (loss) before income taxes	(33,941)	(55,088)
Statutory income tax rate	26.50%	26.50%
Expected income tax expense	(8,994)	(14,598)
Foreign tax rate differences	3,235	(1036)
Non-deductible expenses and non-taxable income	(577)	2,498
Change in valuation allowances	8,307	16,132
Change in enacted tax rates	-	(3,312)
Expiry of unrecognized tax credits	1,079	-
Research and development tax credits	(959)	(2,039)
Prior year adjustments	(1,669)	2,545
Other	(24)	(271)
	398	(81)

The Company's deferred tax assets and liabilities include the following significant components:

	2014	2013

SR&ED expenditures	7,595	6,649
Research and development tax credits	13,980	13,021
Income tax loss carry forwards	27,785	23,320
Income and expense reserves	122	457
Book and tax differences on assets	602	325
Share issue expenses	102	412
Capital loss	19,015	15,676
Ontario Harmonization tax credit	-	1,079

Gross future tax assets	69,201	60,939

Valuation allowance	(67,596)	(59,289)
Net deferred tax assets	1,605	1,650

As at February 28, 2014, the Company had cumulative tax loss carryforwards in the following jurisdictions: Canada - $89,914, United States - $8,271, Luxembourg - $54,469. The Company also has capital losses being carried forward in the following jurisdictions: Canada - $16,302; United States - $45,543.

The losses in Canada expire starting in Fiscal 2029 until Fiscal 2032. The losses in Luxembourg can be carried forward indefinitely. Income tax benefits relating to the losses in Canada and Luxembourg have not been recognized in the consolidated financial statements as the recognition requirements under the liability method of accounting for income taxes have not been met.

The losses in the U.S. expire between 2022 and 2032. Internal Revenue Code Section 382 imposes an annual limitation on the use of a company's net operating loss carryforwards when a company has an ownership change. The acquisition of Axerra Networks, Inc. by the Company resulted in an ownership change as understood by Section 382. As a result, the annual restriction of the amount of losses of Axerra Networks, Inc. that may be used has been calculated as $521.

As at February 28, 2014, the Company had $15,586, of investment tax credits available to reduce future federal Canadian income taxes payable. These investment tax credits begin to expire in 2022. In addition, the Company had provincial research and development tax credits of $2,550, which are available to reduce future provincial income taxes payable. These provincial tax credits begin to expire in 2029. The tax benefit of the federal and provincial tax credits has not been recognized in the consolidated financial statements.

As of February 28, 2014, the Company has not recorded any liabilities associated with unrecognized tax benefits.

The Company remains subject to examination by tax authorities in Canada for tax years 2006 to 2013 and in the United States for tax years 2010 to 2013.

No deferred income taxes have been provided on undistributed earnings or relating to cash held in foreign jurisdictions, as the Company has determined that any income or withholding taxes on repatriation would not be significant.